12. STOCKHOLDERS’ EQUITY (Details) (USD $)	3 Months Ended	6 Months Ended	7 Months Ended	10 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2013	Mar. 31, 2014
Issued as compensation under a consulting agreement	$ 0	$ 40,000	$ 40,000	$ 40,000
Common Stock
Balance Beginning			0	0
Issued for cash proceeds of $985,400 – Series A warrants			13,373,000
Issued as part of share exchange agreement			9,724,200
Terminated as part of share exchange agreement			(8,000,000)
Issued as compensation under a consulting agreement			40,000
Warrants issued to placement agent – Series B Warrants	0		0
Re-acquired shares of common stock	(1,750,000)		15,137,200
Warrants issued to Full Circle for $500,000 consideration – Series C Warrants	0
Issued in settlement of $255,000 convertible notes payable and accrued interest of $3,669	51,733
Balance Ending	13,438,933			13,438,933
Warrants
Balance Beginning			0	0
Issued for cash proceeds of $985,400 – Series A warrants			973,000
Issued as part of share exchange agreement			0
Terminated as part of share exchange agreement			0
Issued as compensation under a consulting agreement			0
Warrants issued to placement agent – Series B Warrants	32,100		10,600
Re-acquired shares of common stock	0		983,600
Warrants issued to Full Circle for $500,000 consideration – Series C Warrants	1,000,000
Issued in settlement of $255,000 convertible notes payable and accrued interest of $3,669	0
Balance Ending	$ 2,015,700			$ 2,015,700